OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER LIABILITIES [abstract]
Summary of other liabilities

As at	Note	December 31, 2022	December 31, 2021
Restricted share units	16(b)	$1,490	$1,437
Other non-current liabilities		1,106	1,873
Total other non-current liabilities		$2,596	$3,310